Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Cash and cash equivalents [abstract]
Cash on hand and in banks		$ 41,316,304		$ 41,520,864
Highly liquid investments		23,098,207		34,985,583
Cash and cash equivalents	$ 3,317,890	$ 64,414,511	$ 3,940,727	$ 76,506,447	$ 39,989,781	$ 60,621,631